Fair Value Measurements - Valuation of Financial Instruments that are Marked-to-Market on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale investments:
Estimated Fair Value	$ 102,105	$ 594,747
Total earning assets	11,183,784	9,829,631
Fair Value Measurements Recurring
Available-for-sale investments:
Total earning assets	102,717	626,025
Fair Value Measurements Recurring | Asset-backed securities
Available-for-sale investments:
Estimated Fair Value	0	532,155
Fair Value Measurements Recurring | Guaranteed investment contracts
Available-for-sale investments:
Estimated Fair Value	102,105	62,592
Fair Value Measurements Recurring | Other
Available-for-sale investments:
Estimated Fair Value	612	31,278
Fair Value Measurements Recurring | Level 2
Available-for-sale investments:
Total earning assets	102,717	93,870
Fair Value Measurements Recurring | Level 2 | Asset-backed securities
Available-for-sale investments:
Estimated Fair Value	0	0
Fair Value Measurements Recurring | Level 2 | Guaranteed investment contracts
Available-for-sale investments:
Estimated Fair Value	102,105	62,592
Fair Value Measurements Recurring | Level 2 | Other
Available-for-sale investments:
Estimated Fair Value	612	31,278
Fair Value Measurements Recurring | Level 3
Available-for-sale investments:
Total earning assets	0	532,155
Fair Value Measurements Recurring | Level 3 | Asset-backed securities
Available-for-sale investments:
Estimated Fair Value		$ 532,155